Business Combinations - Cash Outflow (Details) - TRY (₺) ₺ in Thousands		12 Months Ended
	Jul. 06, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash outflow due to acquisition (net)		₺ 142,426
Boyut Enerji
Disclosure of detailed information about business combination [line items]
Total consideration - cash	₺ 151,553
Cash and cash equivalents - acquired	(9,127)
Cash outflow due to acquisition (net)	₺ 142,426